Parent Company Financial Data - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and demand deposits	$ 7,038	$ 6,807
Interest-earning deposits	61,895	43,984
Investments in:
Other assets	9,809	8,969
Total assets	532,202	518,464
Liabilities and shareholders' equity
Short term debt	5,758	4,685
Other liabilities	5,682	4,783
Total liabilities	488,888	475,641
Shareholders' equity	32,718	31,693
Total liabilities and shareholders' equity	532,202	518,464
Consolidated [Member]
ASSETS
Cash and demand deposits	246	297
Interest-earning deposits	3,396	3,674
Investments in:
Bank subsidiaries	42,528	40,931
Nonbank subsidiaries	648	594
Other assets	1,342	1,115
Total assets	48,160	46,611
Liabilities and shareholders' equity
Master notes	3,396	3,674
Short term debt	2,350	1,000
Junior subordinated debentures	9,534	9,534
Other liabilities	163	149
Total liabilities	15,443	14,357
Redeemable common stock held by the Employee Stock Ownership Plan (ESOP)		561
Shareholders' equity	32,717	31,693
Total liabilities and shareholders' equity	$ 48,160	$ 46,611